SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 4: — SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.Judgments:

—Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

—	Discount rate for a lease liability:

When the Company is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, the Company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, the Company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions. In certain situations, the Company is assisted by an external valuation expert in determining the incremental borrowing rate.

b.Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates determined by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

—	Impairment of goodwill:

The Group reviews goodwill for impairment at least once a year. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit (or a group of cash-generating units) to which the goodwill is allocated and also to choose a suitable discount rate for those cash flows.

—	Deferred tax assets:

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy.

NOTE 4: — SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS (continued)

—	Pension and other post-employment benefits:

The liability in respect of post-employment defined benefit plans is determined using actuarial valuations. The actuarial valuation involves making assumptions about, among others, the discount rate, rate of salary increase and employee turnover rate. The carrying amount of the liability may be significantly affected by changes in these estimates.

—	Lease extension and/or termination options:

In evaluating whether it is reasonably certain that the Company will exercise an option to extend a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the Company to exercise the option to extend such as: significant amounts invested in leasehold improvements, the significance of the underlying asset to the Company’s operation and whether it is a specialized asset, the Company’s past experience with similar leases, etc.

After the commencement date, the Company reassesses the term of the lease upon the occurrence of a significant event or a significant change in circumstances that affects whether the Company is reasonably certain to exercise an option to previously included in the determination of the lease term, such as significant leasehold improvements that had not been anticipated on the lease commencement date, sublease of the underlying asset for a period that exceeds the end of the previously determined lease period, etc.

—	Uncertain tax positions:

The assessment of amounts of current and deferred taxes requires the Group’s management to take into consideration uncertainties that its tax position will be accepted and of incurring any additional tax expenses. This assessment is based on estimates and assumptions based on interpretation of tax laws and regulations, and the Group’s past experience. It is possible that new information will become known in future periods that will cause the final tax outcome to be different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

—	Intangible assets acquired in a business combination — estimating the fair value:

The fair value of intangible assets purchased is determined upon initial recognition by an acceptable valuation model and a purchase price allocation model. The fair value of share-based, and future contingent, consideration, as well as the allocation of the purchase price to the different assets acquired, are estimated based on models that include various inputs and assumptions.